Property, plant and equipment	12 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Property, plant and equipment
(15) Property, plant and equipment

	June 30,
	2024	2023

	(In thousands of US Dollars)
Cost: Office equipment
Opening Balance at July 1	63	38
Additions	53	27
Disposals	(7)	—
Exchange differences	3	(2)
Closing Balance at June 30	112	63
Accumulated depreciation: Office equipment
Opening Balance at July 1	(33)	(19)
Depreciation expense	(23)	(15)
Disposals	6	—
Exchange differences	—	1
Closing Balance at June 30	(50)	(33)

Net book value as of June 30	62	30